Short-term loan and current portion of long-term debt	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Short-term loan and current portion of long-term debt
11.	Short-term loan and current portion of long-term debt

	Balance at December 31, 2021,			Balance at September 30, 2022
	Interest Rate Range	Maturity Date	Amount	Interest Rate Range	Maturity Date	Amount
			RMB in thousands			RMB in thousands
Unsecured bank loans	3.60%~3.70%	Within 12 months	943,658	3.10%~3.70%	Within 12 months	1,100,018
Unsecured borrowing	3.95%	Within 12 months	288,448	3.79%	Within 12 months	240,906
2027 Notes(Note 13)	N/A	N/A	—	1.25%	Within 12 months	5,613,019

Total			1,232,106			6,953,943